INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE－8 INTANGIBLE ASSETS

As of September 30, 2025 and December 31, 2024, intangible assets consisted of the following:

	Useful life	September 30, 2025	December 31, 2024
At cost:

Software platform	2.5 years	$8,000,000	$8,000,000
Apps development	3 years	-	932,310
Computer software	3 years	702,520	712,747
Identifiable intangible asset	Indefinite	4,965,654	5,100,654
		13,668,174	14,745,711
Less: impairment loss recognized		—	(135,000)
Less: accumulated amortization		(8,642,471)	(9,106,664)
		$5,025,703	$5,504,047

On November 1, 2018, the Company entered into a software development agreement with CVO Advisors Pte Ltd (CVO) 2018 to design and build an App and Web-based platform for the total consideration of $8,000,000. CVO who is a third party vendor in the business of designing, developing, operating computer software applications including mobile and web application for social media, big data, point of sales, loyalty rewards, food delivery and technology platforms in Asia. The CVO developer performed and accepted technical work, of software development phase, which was materially completed by December 23, 2018. The Company obtained a third party license (Wallet Factory International Ltd) for their technology build up by CVO.

The delivered platform was further developed by the Company’s in-house technology team (based in Noida that Sopa is currently using for the loyalty platform. The platform can be downloaded from Apple store or Googleplay store (i.e. SoPa App) and the Company’s web version is on www.sopa.asia. The platform was completed developed on September 30, 2020 and has estimated life of 2.5 years. The platform started to be amortized from October 1, 2020.

Further, the Company entered into a subscription agreement with CVO to issue 8,000 shares of preferred stock for the software development, equal to the aggregate of $8,000,000 or at the stated value of $1,000 per share.

Pursuant to the subscription agreement entered into with CVO, the Company issued 8,000 shares of Series A convertible preferred stock for the purchase of software development at the stated value of $1,000 per share, totaling $8,000,000. CVO performed and accepted the technical work such as designing, developing, operating computer software applications including mobile and web application for social media, big data, point of sales, loyalty rewards, food delivery and technology platforms. The holder of this series A provided their consent to waive the warrant provision available with them and accordingly the preferred series A accounted in 2018.

Also, the owner of CVO entered into a call option agreement with the founder of the Company to sale all the shares of CVO for the sum of $10 per share, as of date, these options were exercised by the founder of the Company, but the equity holders of CVO Advisors Pte. Ltd. have not honored the exercise of the call. The parties are currently in litigation (refer Note 21). As a result of this option exercise, there were no accounting effect on the Company’s unaudited condensed financial statement during the nine months period ended September 30, 2025 and 2024.

Apps development costs for the development stage of mobile apps development with blockchain feature used by the subsidiaries under Telecommunications Reseller segment business amounted to $1,006,460 (2024: $932,310) and pertains to capitalization of the Information Technology consultancy and services incurred in the development process. This has been written off during the nine months ended September 30, 2025.

Computer software including business and operating software and license acquired from third parties.

Identifiable intangible assets are the potential intangible assets as stakeholder values estimated based on acquisition exercise of TMG group, Nusatrip group and VLeisure, through the finalization of Purchase Price Allocation. Impairment loss on intangible assets on VLeisure was $0 and $135,000 for the nine months ended September 30, 2025 and year ended December 31, 2024, respectively.

NOTE－8 INTANGIBLE ASSETS

As of December 31, 2024 and 2023, intangible assets consisted of the following:

	Useful life	December 31, 2024	December 31, 2023
At cost:

Software platform	2.5 years	$8,000,000	$8,000,000
Apps development	3 years	932,310	966,535
Computer software	3 years	712,747	744,914
Software system	3 years	—	—
Intellectual technology	3 years	—	276,000
Identifiable intangible asset	Indefinite	5,100,654	5,100,654
		14,745,711	15,088,103
Less: impairment loss recognized		(135,000)	(276,000)
Less: accumulated depreciation		(9,106,664)	(8,730,375)
		$5,504,047	$6,081,728

November 1, 2018, the Company entered into a software development agreement with CVO Advisors Pte Ltd (CVO) 2018 to design and build an App and Web-based platform for the total consideration of $8,000,000. CVO who is a third party vendor in the business of designing, developing, operating computer software applications including mobile and web application for social media, big data, point of sales, loyalty rewards, food delivery and technology platforms in Asia. The CVO developer performed and accepted technical work, of software development phase, which was materially completed by December 23, 2018. The Company obtained a third-party license (Wallet Factory International Ltd) for their technology build up by CVO.

The delivered platform was further developed by the Company’s in-house technology team (based in Noida that Sopa is currently using for the loyalty platform. The platform can be downloaded from Apple store or Googleplay store (i.e. SoPa App) and the Company’s web version is on www.sopa.asia. The platform was completed developed on September 30, 2020 and has estimated life of 2.5 years. The platform started to be amortized from October 1, 2020.

Further, the Company entered into a subscription agreement with CVO to issue 8,000 shares of preferred stock for the software development, equal to the aggregate of $8,000,000 or at the stated value of $1,000 per share.

Pursuant to the subscription agreement entered into with CVO, the Company issued 8,000 shares of Series A convertible preferred stock for the purchase of software development at the stated value of $1,000 per share, totaling $8,000,000. CVO performed and accepted the technical work such as designing, developing, operating computer software applications including mobile and web application for social media, big data, point of sales, loyalty rewards, food delivery and technology platforms. The holder of this series A provided their consent to waive the warrant provision available with them and accordingly the preferred series A accounted in 2018.

Also, the owner of CVO entered into a call option agreement with the CEO of the Company to sale all the shares of CVO for the sum of $10 per share, as of date, these options were exercised by the CEO of the Company, but the equity holders of CVO Advisors Pte. Ltd. have not honored the exercise of the call. The parties are currently in litigation (refer Note 21). As a result of this option exercise, there were no accounting effect on the Company’s financial statement during the years ended December 31, 2024 and 2023.

Amortization of intangible assets was $414,995 and $1,022,485 for the years ended December 31, 2024 and 2023, respectively, recorded in General and Administrative Expenses.

Apps development costs for the development stage of mobile apps development with blockchain feature used by the subsidiaries under Telecommunications Reseller segment business amounted to $932,310 (2023: $966,535) and pertains to capitalization of the Information Technology consultancy and services incurred in the development process.

Computer software including business and operating software and license acquired from third parties.

Software system is the existing apps development cost and potential software value estimated base on acquisition exercise of Mangan business unit under New Retail Experience Incorporated, through the finalization of Purchase Price Allocation. This has been written off during the year ended December 31, 2023.

Intellectual technology is the identified technology value concluded from acquisition of Pushkart business unit under New Retail Experience Incorporated, through the finalization of Purchase Price Allocation. This has been written off during the year ended December 31, 2023.

Identifiable intangible assets are the potential intangible assets as stakeholder values estimated based on acquisition exercise of TMG group, Nusatrip group and VLeisure, through the finalization of Purchase Price Allocation. Impairment loss on intangible assets on VLeisure was $135,000 and $0 for the year ended December 31, 2024 and 2023, respectively.